Intangibles (Details) - Schedule of future amortization expense - Ambulnz, Inc. [Member]	Dec. 31, 2020 USD ($)
Intangibles (Details) - Schedule of future amortization expense [Line Items]
2021	$ 899,762
2022	889,158
2023	438,741
2024	50,275
Thereafter	20,656
Total	$ 2,298,592